UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2003

Check here if Amendment  [ ];    Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Cornerstone Advisors, Inc.
Address: One West Pack Square, Suite 1650
         Asheville, NC 28801





13F File Number : 028-10085


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Ralph W. Bradshaw
Title:  President
Phone:  828-210-8184

Signature, Place and Date of Signing:

/s/ Ralph W. Bradshaw; Asheville, NC; February 12,2004
    ---------------------------------------------------

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Managers Included:             0

Form 13F Information Table Entry Total:      159

Form 13F Information Table Value Total: 106788

List of Other Included Managers:

No.  13F File Number     Name


 FORM 13F INFORMATION TABLE

NAME OF ISSUER
-TITLE OF CLASS-
--CUSIP--
Value (x$1000)
SHARES
INVESTMENT DISCRETION AND VOTING AUTHORITY


3M Company
Common
604059105
799
9400
Sole


Abbott Laboratories
Common
002824100
824
17700
Sole


Adams Express Company
Common
006212104
614
49500
Sole


AFLAC Incorporated
Common
001055102
307
8500
Sole


Agilent Technologies Inc.
Common
00846U101
242
8300
Sole


Alcoa Inc.
Common
013817101
535
14100
Sole


Allstate Corporation
Common
020002101
473
11000
Sole


Altria Group, Inc.
Common
02209S103
1224
22500
Sole


American Electric Power
Common
025537101
250
8200
Sole


American Express Company
Common
025816109
757
15700
Sole


American Int'l Group, Inc
Common
026874107
2410
36362
Sole


Amgen, Inc.
Common
031162100
994
16100
Sole


Anadarko Petroleum Corpor
Common
032511107
234
4600
Sole


Analog Devices, Inc.
Common
012911103
351
7700
Sole


Anheuser-Busch Companies,
Common
035229103
574
10900
Sole


Applied Materials, Inc.
Common
038222105
610
27200
Sole


Archer Daniels Midland Co
Common
039483102
169
11110
Sole


AT&T Corp.
Common
001957505
201
9920
Sole


AT&T Wireless Services
Common
00209A106
228
28623
Sole


Automatic Data Processing
Common
053015103
372
9400
Sole


Bank of America Corporati
Common
060505104
1536
19100
Sole


Bank of New York Co.
Common
064057102
390
11800
Sole


Bank One Corporation
Common
06423A103
670
14700
Sole


Baxter International Inc.
Common
071813109
317
10400
Sole


BB&T Corporation
Common
054937107
235
6100
Sole


BellSouth Corporation
Common
079860102
713
25200
Sole


Best Buy Co., Inc.
Common
086516101
248
4750
Sole


Boeing Company
Common
097023105
518
12300
Sole


Boston Scientific Corp.
Common
101137107
294
8000
Sole


Bristol-Myers Squibb Co.
Common
110122108
657
23000
Sole


Cardinal Health, Inc.
Common
14149Y108
333
5450
Sole


Carnival Corporation
Common
143658300
401
10100
Sole


Caterpillar Inc.
Common
149123101
448
5400
Sole


Cendant Corporation
Common
151313103
291
13100
Sole


Charles Schwab Corp.
Common
808513105
197
16700
Sole


ChevronTexaco Corporation
Common
166764100
1379
15967
Sole


Cisco Systems, Inc.
Common
17275R102
2147
88400
Sole


Citigroup Inc.
Common
172967101
2849
58700
Sole


Clear Channel Communicati
Common
184502102
351
7500
Sole


Coca-Cola Company
Common
191216100
1461
28800
Sole


Colgate-Palmolive Company
Common
194162103
360
7200
Sole


Comcast Corporation
Common
200300101
527
16045
Sole


Comcast Corporation - Class A Special Common Stock
Comm, Cl A
20030N200
362
11600
Sole


Concord EFS, Inc.
Common
206197105
148
10000
Sole


ConocoPhillips
Common
20825C104
518
7906
Sole


Corning Incorporated
Common
219350105
109
10500
Sole


Costco Wholesale Corp.
Common
22160K105
226
6100
Sole


Dell, Inc.
Common
24702R101
1066
31400
Sole


Dominion Resources, Inc.
Common
25746U109
453
7100
Sole


Dow Chemical Company
Common
260543103
523
12600
Sole


Duke Energy Corporation
Common
264399106
243
11900
Sole


E.I. DuPont de Nemours
Common
263534109
518
11300
Sole


eBay Inc.
Common
278642103
226
3500
Sole


Electronic Data Systems
Common
285661104
269
11000
Sole


Eli Lilly & Co.
Common
532457108
872
12400
Sole


EMC Corporation
Common
268648102
251
19500
Sole


Emerson Electric Co.
Common
291011104
356
5500
Sole


Exelon Corporation
Common
300657103
265
4000
Sole


Exxon Mobil Corporation
Common
30231G102
3362
82000
Sole


Fannie Mae
Common
313586109
705
9400
Sole


FedEx Corporation
Common
31428X106
303
4500
Sole


Fifth Third Bancorp
Common
316773100
537
9100
Sole


First Data Corporation
Common
319963104
410
10000
Sole


FirstEnergy Corp.
Common
337932107
264
7500
Sole


FleetBoston Financial
Common
339030108
654
15000
Sole


Ford Motor Company
Common
345370860
440
27500
Sole


Fortune Brands, Inc.
Common
349631101
250
3500
Sole


Freddie Mac
Common
313400301
577
9900
Sole


Gannett Co., Inc.
Common
364730101
312
3500
Sole


Gap, Inc.
Common
364760108
280
12100
Sole


General Dynamics Corp.
Common
369550108
280
3100
Sole


General Electric Company
Common
369604103
3894
125700
Sole


General Mills, Inc.
Common
370334104
226
5000
Sole


General Motors Corporatio
Common
370442105
507
9500
Sole


Genzyme Corporation
Common
372917104
246
5000
Sole


Gillette Company
Common
380356105
521
14200
Sole


GNL AMER INVESTORS
Common
368802104
312
10500
Sole


Goldman Sachs Group
Common
38141G104
572
5800
Sole


Guidant Corporation
Common
401698105
234
3900
Sole


Harley-Davidson, Inc.
Common
412822108
232
4900
Sole


Hartford Financial Servic
Common
416515104
330
5600
Sole


HCA Inc.
Common
404119109
262
6100
Sole


Hewlett-Packard Company
Common
428236103
729
31742
Sole


Home Depot, Inc.
Common
437076102
1114
31400
Sole


Honeywell International
Common
438516106
571
17100
Sole


HSBC Holdings plc (ADR)
Common
404280406
379
4814
Sole


Illinois Tool Works Inc.
Common
452308109
411
4900
Sole


Intel Corporation
Common
458140100
2627
81600
Sole


International Paper Compa
Common
460146103
400
9300
Sole


Int'l Business Machines C
Common
459200101
2326
25100
Sole


J.P. Morgan Chase & Co.
Common
616880100
988
26900
Sole


John Hancock Financial
Common
41014S106
225
6000
Sole


Johnson & Johnson
Common
478160104
1715
33200
Sole


Kimberly-Clark Corp.
Common
494368103
496
8400
Sole


Kohl's Corporation
Common
500255104
202
4500
Sole


Kroger Co.
Common
501044101
211
11400
Sole


Lehman Brothers Holdings
Common
524908100
277
3600
Sole


Linear Technology Corp.
Common
535678106
210
5000
Sole


Lockheed Martin Corporati
Common
539830109
462
9000
Sole


Lowe's Companies, Inc.
Common
548661107
620
11200
Sole


Lucent Technologies Inc.
Common
549463107
83
29300
Sole


Marsh & McLennan Co's
Common
571748102
536
11200
Sole


Masco Corporation
Common
574599106
241
8800
Sole


Maxim Integrated Products
Common
57772K101
239
4800
Sole


MBNA Corporation
Common
55262L100
376
15150
Sole


McDonald's Corporation
Common
580135101
414
16700
Sole


Medtronic, Inc.
Common
585055106
894
18400
Sole


Mellon Financial Corp.
Common
58551A108
292
9100
Sole


Merck & Co., Inc.
Common
589331107
1118
24200
Sole


Merrill Lynch & Co., Inc.
Common
590188108
721
12300
Sole


MetLife, Inc.
Common
59156R108
410
12200
Sole


Micron Technology, Inc.
Common
595112103
142
10600
Sole


Microsoft Corporation
Common
594918104
3803
138100
Sole


Morgan Stanley
Common
617446448
706
12200
Sole


Motorola, Inc.
Common
620076109
419
29800
Sole


National City Corporation
Common
635405103
339
10000
Sole


Omnicom Group Inc.
Common
681919106
270
3100
Sole


Oracle Corporation
Common
68389X105
893
67700
Sole


Paychex, Inc.
Common
704326107
342
9200
Sole


PepsiCo, Inc.
Common
713448108
1011
21700
Sole


Pfizer Inc.
Common
717081103
3102
87820
Sole


Praxair, Inc.
Common
74005P104
210
5500
Sole


Procter & Gamble Co.
Common
742718109
1428
14300
Sole


Progressive Corp.
Common
743315103
208
2500
Sole


Prudential Financial, Inc
Common
744320102
313
7500
Sole


QUALCOMM, Inc.
Common
747525103
399
7400
Sole


Salomon Brothers Fund
Common
795477108
221
18400
Sole


SBC Communications Inc.
Common
78387G103
1087
41700
Sole


Schering-Plough Corp.
Common
806605101
314
18100
Sole


Schlumberger Limited
Common
806857108
530
9700
Sole


Scottish Power UK plc (AD
Common
81013T705
217
8000
Sole


Solectron Corporation
Common
834182107
73
12400
Sole


Southern Company
Common
842587107
223
7400
Sole


Southwest Airlines Co.
Common
844741108
202
12550
Sole


Sprint FON Group
Common
852061100
182
11100
Sole


Staples, Inc.
Common
855030102
207
7600
Sole


Sun Microsystems, Inc.
Common
866810104
189
42100
Sole


Sysco Corporation
Common
871829107
215
5800
Sole


Target Corporation
Common
87612E106
456
11900
Sole


Texas Instruments Incorpo
Common
882508104
699
23800
Sole


The Zweig Fund Inc.
Common
989834106
1136
231900
Sole


Time Warner Inc.
Common
887317105
1011
56250
Sole


Tri-Continental Corp.
Common
895436103
2837
173000
Sole


Tyco International Ltd.
Common
902124106
821
30997
Sole


U.S. Bancorp
Common
902973304
673
22601
Sole


United Parcel Service
Common
911312106
1118
15000
Sole


United Technologies Corpo
Common
913017109
464
4900
Sole


UnitedHealth Group Inc.
Common
91324P102
581
10000
Sole


Verizon Communications
Common
92343V104
1105
31500
Sole


Viacom Inc.
Com, Cl A
925524308
905
20400
Sole


Wachovia Corporation
Common
929903102
684
14700
Sole


Walgreen Company
Common
931422109
487
13400
Sole


Wal-Mart Stores, Inc.
Common
931142103
2822
53200
Sole


Walt Disney Company
Common
254928104
592
25400
Sole


Washington Mutual Inc.
Common
939322103
529
13200
Sole


Waste Management, Inc.
Common
94106L109
281
9500
Sole


Wells Fargo & Company
Common
949746101
1307
22200
Sole


Wyeth
Common
983024100
764
18000
Sole


Yahoo! Inc.
Common
984332106
311
6900
Sole